Other non-financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	$ 19,960,854	$ 43,087,779
Other non-financial liabilities	332,347	421,985
Other current non-financial liabilities	21,650,379	43,516,630
Income received in advance	1,357,178	6,866
Parent [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	9,164,337	25,680,792
Parent [Member] | Outstanding Dividend [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	1,277,316	6,079,036
Subsidiaries [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables	$ 9,519,201	$ 11,327,951